Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Warranty provisions	¥ 1,111,920	¥ 809,437	¥ 789,005
Government grants	204,734	201,823
Debt from third party investors	166,233	1,316,206
Deposits from a third party	85,397	118,310
Total	¥ 1,568,284	¥ 2,445,776